[redacted]

11000593

CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
MAY 17 2010
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

13FCON P
5/16/2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

CONFIDENTIAL TREATMENT EXPIRED

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	05/14/10 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____10____

Form 13 F Information Table Value Total: ____$850,034
(thousands)

13FCON

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 03/31/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
SkillSoft PLC	CS	830928107	5,904	572,627	SH		SOLE		572,627		
XTO Energy INC	CS	98385X106	268,015	5,680,700	SH		SOLE		5,680,700		
Zenith National Insurance Corp	CS	989390109	22,606	589,932	SH		SOLE		589,932		
			296,525								

CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 14, 2010

13FCON

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 03/31/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Alcon Inc.	CS	H01301102	133,649	827,241	SH		SOLE		827,241		

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2010

13FCON

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 03/31/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Coca-Cola Enterprises Inc.	CS	191219104	30,194	1,091,600	SH		SOLE		1,091,600		
Millipore Corp	CS	601073109	106,798	1,011,342	SH		SOLE		1,011,342		
Smith International Inc	CS	832110100	155,377	3,628,600	SH		SOLE		3,628,600		
			292,369								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2011

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 03/31/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Airgas Inc.	CS	009363102	60,509	951,000	SH		SOLE		951,000		
OSI Pharmaceuticals Inc	CS	671040103	62,727	1,054,061	SH		SOLE		1,054,061		
OSI Pharmaceuticals Inc	OC	671040103	4,255	71,500	SH		SOLE		71,500		
			127,491								

CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2011

13FCON